EMPLOYEE EQUITY INCENTIVE PLAN (Narrative) (Details)					12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2002 Plan [Member]	Dec. 31, 2008 2006 Plan [Member]	Dec. 31, 2012 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					105,000,000		40,000,000
Additional shares authorized					32,000,000	140,000,000
Vesting period					4 years		4 years
Vesting period, terms

The majority of the options will vest over four years where 25% of the options will vest at the end of the first year, 6.25% will vest quarterly in the second year through the fourth year. The stock options expire 10 years from the date of grant.

The majority of nonvested shares will vest over four years where 25% of the nonvested shares will vest at the end of the first year, and 6.25% will vest quarterly from the second year through the fourth year.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	43,054,457	50,685,617	42,486,780	48,111,920
Ordinary shares available for future grant, shares					15,910,383		1,857,500
Nonvested shares outstanding	22,555,000	56,475,000	77,593,333	136,174,167